UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22754

Morgan Creek Series Trust

(Exact name of registrant as specified in charter)

301 West Barbee Chapel Road, Suite 200, Chapel Hill, NC 27517

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)
Mark Vannoy, Treasurer Morgan Creek Capital Management, LLC 301 West Barbee Chapel Road Chapel Hill, North Carolina 27517

Registrant’s telephone number, including area code: (919) 933-4004

Date of fiscal year end: March 31

Date of reporting period: September 30, 2016

Item 1. Report to Stockholders.

MORGAN CREEK
CAPITAL MANAGEMENT

ALTERNATIVE THINKING ABOUT INVESTMENTS

SEMI-ANNUAL REPORT TO SHAREHOLDERS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2016 (UNAUDITED)

Morgan Creek Tactical Allocation Fund (A Series of Morgan Creek Series Trust)
Semi-Annual Report to Stockholders (Unaudited)
For the Six Months Ended September 30, 2016

CONTENTS

Investments Concentration Summary	1
Schedule of Investments	2
Statement of Assets and Liabilities	5
Statement of Operations	6
Statement of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	10
Fund Expenses	18
Board of Trustees	19
Fund Management	20
Other Information	21

Morgan Creek Tactical Allocation Fund

(A Series of Morgan Creek Series Trust)

Investments Concentration Summary (Unaudited)
September 30, 2016

Ten Largest Long Position Equity Holdings At September 30, 2016		Percent of Net Assets	Holdings by Industry	% of Long Common Stocks
1.	U.S. Silica Holdings, Inc.	2.6	Oil, Gas & Consumable Fuels	30.5
2.	Continental Resources, Inc.	2.4	Aerospace & Defense	10.5
3.	RSP Permian, Inc.	2.2	Biotechnology	9.6
4.	Seven Generations Energy Ltd.	2.1	Energy Equipment & Services	8.7
5.	Diamondback Energy, Inc.	2.1	Internet & Catalog Retail	7.9
6.	Energy Transfer Equity LP	1.4	Internet Software & Services	6.1
7.	Northrop Grumman Corp.	1.3	Airlines	5.8
8.	Lockheed Martin Corp.	1.3	Banks	3.8
9.	Amgen, Inc.	1.3	Media	3.4
10.	Parsley Energy, Inc.	1.2	Hotels, Restaurants & Leisure	3.1
	Total	17.9	Electric Utilities	2.8
			Chemicals	1.8
			Diversified Consumer Services	1.7
			Transportation Infrastructure	1.6
			Household Durables	1.5
			Pharmaceuticals	1.2

Holdings by Sector	% of Long Common Stocks

See accompanying notes to financial statements.

1

Morgan Creek Tactical Allocation Fund

(A Series of Morgan Creek Series Trust)

Schedule of Investments
September 30, 2016 (Unaudited)

	Shares	Value ($)
Long Positions 113.9%
Common Stocks 41.7%
Consumer Discretionary 7.4%
Diversified Consumer Services 0.7%
TAL Education Group (ADR)* (a)	2,296	162,649

Hotels, Restaurants & Leisure 1.3%
Chipotle Mexican Grill, Inc.* (a)	370	156,695
Hilton Worldwide Holdings, Inc.	6,056	138,864
		295,559
Household Durables 0.7%
Sony Corp. (ADR)(a)	4,323	143,567

Internet & Catalog Retail 3.3%
Amazon.com, Inc.* (a)	189	158,252
Expedia, Inc.	1,268	148,001
JD.com, Inc. (ADR)*	5,627	146,808
The Priceline Group, Inc.* (a)	101	148,620
Vipshop Holdings Ltd. (ADR)*	9,139	134,069
		735,750
Media 1.4%
Altice NV Class A*	9,300	166,841
Charter Communications, Inc. Class A* (a)	563	151,993
		318,834
Energy 16.3%
Energy Equipment & Services 3.6%
Halliburton Co.	2,100	94,248
Schlumberger Ltd.	1,600	125,824
U.S. Silica Holdings, Inc.	12,700	591,312
		811,384
Oil, Gas & Consumable Fuels 12.7%
Continental Resources, Inc.* (a)	10,280	534,149
Diamondback Energy, Inc.* (a)	4,840	467,254
Energy Transfer Equity LP	18,923	317,717
Parsley Energy, Inc. Class A*	8,025	268,918
RSP Permian, Inc.* (a)	12,962	502,666
Seven Generations Energy Ltd. Class A*	19,800	476,606
Tesoro Corp.	1,919	152,676
YPF SA (ADR)(a)	7,764	141,460
		2,861,446
Financials 1.6%
Banks 1.6%
Banco Macro SA (ADR)	2,440	190,930
Grupo Financiero Galicia SA (ADR)	5,443	169,332
		360,262
Health Care 4.5%
Biotechnology 4.0%
Amgen, Inc.(a)	1,716	286,246
Celgene Corp.* (a)	2,487	259,966
Gilead Sciences, Inc.(a)	2,746	217,263
Retrophin, Inc.*	5,900	132,042
		895,517
Pharmaceuticals 0.5%
Horizon Pharma PLC* (a)	6,314	114,473

Industrials 7.4%
Aerospace & Defense 4.4%
General Dynamics Corp.(a)	1,539	238,791
Lockheed Martin Corp.(a)	1,247	298,931
Northrop Grumman Corp.(a)	1,403	300,172
Spirit AeroSystems Holdings, Inc. Class A*	3,217	143,285
		981,179
Airlines 2.4%
American Airlines Group, Inc.(a)	4,715	172,616
Southwest Airlines Co.(a)	4,642	180,527
United Continental Holdings, Inc.* (a)	3,599	188,840
		541,983
Transportation Infrastructure 0.6%
Aena SA	1,000	147,496

Information Technology 2.5%
Internet Software & Services 2.5%
58.com, Inc. (ADR)*	2,277	108,522
Facebook, Inc. Class A*	1,177	150,974
Shopify, Inc. Class A* (a)	3,671	157,559
Tencent Holdings Ltd.	5,537	152,053
		569,108
Materials 0.8%
Chemicals 0.8%
CF Industries Holdings, Inc.	6,761	164,630

Utilities 1.2%
Electric Utilities 1.2%
Pampa Energia SA (ADR)* (a)	8,190	265,356
Total Common Stocks (Cost $8,362,267)		9,369,193

See accompanying notes to financial statements.

2

Morgan Creek Tactical Allocation Fund

(A Series of Morgan Creek Series Trust)

Schedule of Investments (continued)
September 30, 2016 (Unaudited)

	Shares	Value ($)
Warrant 0.0%
Financials 0.0%
Banks 0.0%
Alpha Bank AE, Expiration Date 12/10/2017*	1,426,566	1,603
(Cost $1,556,043)

Exchange-Traded Funds 51.4%
Alerian MLP Fund	17,900	227,151
iShares 20+ Year Treasury Bond Fund(a)	13,952	1,918,540
iShares Core U.S. Aggregate Bond Fund	30,165	3,391,149
iShares FTSE A50 China Index Fund	169,000	227,036
iShares JPMorgan USD Emerging Markets Bond Fund	4,600	539,166
iShares MSCI Europe Financials Fund	14,000	240,240
iShares MSCI France Fund	26,947	651,040
iShares MSCI Germany Fund	24,427	641,697
iShares MSCI Ireland Capped Fund	5,244	199,324
iShares MSCI Japan Fund	57,528	721,401
iShares MSCI Spain Capped Fund	8,000	214,560
iShares MSCI Switzerland Capped Fund	13,800	421,590
iShares MSCI United Kingdom Fund	46,859	742,247
iShares Russell 1000 Fund	2,029	244,413
SPDR Gold Shares Fund* (a)	6,300	791,532
WisdomTree India Earnings Fund(a)	12,913	279,179
WisdomTree Japan Hedged Financials Fund	6,100	116,083
Total Exchange-Traded Funds (Cost $10,939,348)		11,566,348

	Principal Amount ($)	Value ($)
Government & Agency Obligations 3.6%
Sovereign Bond 3.6%
Republic of Argentina, 8.28%, 12/31/2033 * (b)	701,019	807,924
(Cost $729,004)

	Shares	Value ($)
Short-Term Investments 17.2%
State Street Institutional Liquid Reserves Fund, 0.34% **
(Cost $3,861,321)	3,861,321	3,861,321

	% of Net Assets	Value ($)
Total Long Positions (Cost $25,447,983) †	113.9	25,606,389
Other Assets and Liabilities, Net	6.8	1,534,694
Securities Sold Short	(20.7)	(4,651,902)
Net Assets	100.0	22,489,181

†

The cost for federal income tax purposes was $25,507,054. At September 30, 2016, net unrealized appreciation for all securities based on tax cost was $99,335. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $2,202,409 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,103,074.

	Shares	Value ($)
Securities Sold Short 20.7%
Common Stocks 6.3%
Energy 3.1%
Oil, Gas & Consumable Fuels 3.1%
Exxon Mobil Corp.	5,150	449,492
PrairieSky Royalty Ltd.	12,115	247,019
		696,511
Financials 1.9%
Banks 0.7%
HSBC Holdings PLC (ADR)	4,016	151,042

Capital Markets 0.6%
Franklin Resources, Inc.	3,836	136,447

Diversified Financial Services 0.6%
Berkshire Hathaway, Inc. Class B	984	142,158

Information Technology 0.9%
Internet Software & Services 0.9%
Twitter, Inc.	8,512	196,200

Materials 0.4%
Chemicals 0.4%
The Mosaic Co.	4,100	100,286
Total Common Stocks (Proceeds $1,255,317)		1,422,644

See accompanying notes to financial statements.

3

Morgan Creek Tactical Allocation Fund

(A Series of Morgan Creek Series Trust)

Schedule of Investments (continued)
September 30, 2016 (Unaudited)

	Shares	Value ($)
Exchange-Traded Funds 14.4%
iShares Nasdaq Biotechnology Fund	2,887	835,671
United States Oil Fund LP	158,450	1,731,859
VanEck Vectors Oil Services Fund	22,600	661,728
Total Exchange-Traded Funds (Proceeds $3,371,361)		3,229,258
Total Securities Sold Short (Proceeds $4,626,678)		4,651,902

*	Non-income producing security.

**	Current yield; not a coupon rate.

(a)	All or a portion of these securities are pledged as collateral for short sales.

(b)	The following table represents a bond that is in default:

Security	Coupon	Maturity Date	Principal Amount ($)	Cost ($)	Value($)
Republic of Argentina*	8.28%	12/31/2033	701,019	729,004	807,924

ADR	American Depository Receipt

FTSE	Financial Times Stock Exchange

MSCI	Morgan Stanley Capital Institutional

SPDR	Standard & Poor’s Depository Receipt

See accompanying notes to financial statements.

4

Morgan Creek Tactical Allocation Fund

(A Series of Morgan Creek Series Trust)

Statement of Assets and Liabilities
As of September 30, 2016 (Unaudited)

Assets
Investments, at fair value (cost $25,447,983)	$25,606,389
Deposit at broker for securities sold short	1,617,124
Dividends receivable	9,080
Interest receivable	15,738
Due from Advisor	15,630
Other assets	32,598
Total Assets	$27,296,559

Liabilities
Foreign currency overdraft, at fair value (proceeds of $50,943)	49,767
Payable for securities sold short, at value (proceeds of $4,626,678)	4,651,902
Dividends payable for securities sold short	1,245
Management fee payable	4,615
Accrued expenses and payables	99,849
Total liabilities	4,807,378
Net Assets, at Value	$22,489,181

Net Assets Consist of:
Net investment loss	(554,173)
Net unrealized appreciation (depreciation) on:
Investments	158,406
Securities sold short	(25,224)
Foreign currency transactions	1,911
Accumulated net realized loss	(7,230,089)
Paid-in capital	30,138,350
Net Assets, at Value	$22,489,181

Class I
Net Asset Value Per Share
($21,650,096 ÷ 2,578,264 outstanding shares; $0.0001 par value; unlimited shares of beneficial interest authorized)	$8.40

Class A
Net Asset Value Per Share
($839,085 ÷ 104,351 outstanding shares; $0.0001 par value; unlimited shares of beneficial interest authorized)	$8.04
Sales Charge Class A (Load)	5.75%
Maximum Offering Price Per Class A Share	$8.53

See accompanying notes to financial statements.

5

Morgan Creek Tactical Allocation Fund

(A Series of Morgan Creek Series Trust)

Statement of Operations
For the Six Months ended September 30, 2016 (Unaudited)

Investment Income
Income:
Dividends (net of foreign taxes witheld of $827)	$211,934
Interest	171,009
Total investment income	382,943

Expenses:
Administration fees	58,817
Interest expense on securities sold short	48,247
Custodian and accounting fees	40,260
Management fees	30,186
Audit fees	28,892
Legal fees	22,506
Trustees' fees	21,058
Dividend expense on securities sold short	20,040
Transfer agent fees	16,430
Registration fees	14,405
Shareholder reporting fees	6,520
Distribution and service fees - Class A	1,040
Other fees	9,697
Total expenses before expense reductions	318,098
Expense reimbursement	(37,470)
Net expenses	280,628
Net investment income	102,315

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	243,003
Securities sold short	(455,056)
Foreign currency transactions	29,264
Net realized loss	(182,789)
Change in net unrealized appreciation (depreciation) on:
Investments	1,033,514
Securities sold short	91,928
Foreign currency transactions	(24,132)
Net change in unrealized appreciation	1,101,310
Net realized gain (loss) and change in unrealized appreciation (depreciation) on investments, securities sold short, and foreign currency transactions	918,521
Net increase in net assets from operations	$1,020,836

See accompanying notes to financial statements.

6

Morgan Creek Tactical Allocation Fund

(A Series of Morgan Creek Series Trust)

Statement of Changes in Net Assets

	Six Months Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$102,315	$(360,456)
Net realized loss	(182,789)	(626,264)
Change in net unrealized appreciation (depreciation)	1,101,310	(6,829,884)
Net increase (decrease) in net assets resulting from operations	1,020,836	(7,816,604)

Net share transactions:
Proceeds from shares sold	71,815	263,986
Cost of shares repurchased	(4,658,866)	(6,453,773)
Decrease in net assets from fund share transactions	(4,587,051)	(6,189,787)
Decrease in net assets	(3,566,215)	(14,006,391)

Net Assets
Beginning of period	26,055,396	40,061,787
End of period (including net investment income loss of $554,173 and $656,488, respectively)	$22,489,181	$26,055,396

See accompanying notes to financial statements.

7

Morgan Creek Tactical Allocation Fund

(A Series of Morgan Creek Series Trust)

Financial Highlights
Class I

Per Share Data	Six Months ended September 30, 2016 (Unaudited)		Year ended March 31, 2016	Year ended March 31, 2015		Period ended March 31, 2014(a)
Net asset value, beginning of period	$8.03		$10.20	$11.36		$10.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.04		(0.10)	(0.19)		(0.01)
Net realized and unrealized gain (loss)	0.33		(2.07)	(0.70)		1.37
Total from investment operations	0.37		(2.17)	(0.89)		1.36
Less distributions from:
From net realized gain on investments	—		—	(0.27)		—

Net asset value, end of period	$8.40		$8.03	$10.20		$11.36

Total Return(c),(d)	4.61	%*	(21.27%)	(7.80%	)(e)	13.60	%*

Ratios/Supplemental Data:
Net assets, end of period ($000's)	$21,650		$25,179	$38,872		$51,751
Ratio of expenses before expense reductions (including interest expense and dividend expense for securities sold short)	2.63	%**	3.02%	3.24%		3.67	%**
Ratio of expenses after expense reductions (including interest expense and dividend expense for securities sold short)	2.32	%**	2.61%	3.12%		3.05	%**
Ratio of expenses after expense reductions (excluding interest expense and dividend expense for securities sold short)	1.75	%**	1.75%	1.75%		1.75	%**
Ratio of net investment income (loss)	0.86	%**	(1.11%)	(1.80%)		(0.16	%)**
Portfolio turnover rate	75	%*	228%	559%		346	%(f)

(a)	For the period from August 16, 2013 (commencement of operations of Class I shares) to March 31, 2014.

(b)	Based on average shares outstanding during the period.

(c)	Total return would have been lower had certain expenses not been reduced.

(d)

Total return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each year reported. The figures do not include any applicable sale charges, redemption fees or program fees; results would be lower if they were included.

(e)

At March 31, 2015, 0.09% of the Fund’s total return consisted of a voluntary reimbursement by the advisor for a loss incurred on a trade executed incorrectly. Excluding this item, the total return would have been (7.89%).

(f)	Represents portfolio turnover rate for the Morgan Creek Tactical Allocation Fund for the period from August 16, 2013 through March 31, 2014.

*	Not annualized

**	Annualized

The above ratios and total return have been calculated for the Shareholders taken as a whole. An individual Shareholder’s ratios and total return may vary from these due to timing of capital share transactions.

See accompanying notes to financial statements.

8

Morgan Creek Tactical Allocation Fund

(A Series of Morgan Creek Series Trust)

Financial Highlights
Class A

Per Share Data	Six Months ended September 30, 2016 (Unaudited)		Year ended March 31, 2016	Year ended March 31, 2015	Period ended March 31, 2014(a)
Net asset value, beginning of period	$7.70		$9.80	$10.95	$10.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.02		(0.12)	(0.21)	(0.04)
Net realized and unrealized gain (loss)	0.32		(1.98)	(0.67)	0.99
Total from investment operations	0.34		(2.10)	(0.88)	0.95
Less distributions from:
From net realized gain on investments	—		—	(0.27)	—

Net asset value, end of period	$8.04		$7.70	$9.80	$10.95

Total Return(c),(d)	4.42	%*	(21.43%)	(8.00%)	9.50	%*

Ratios/Supplemental Data:
Net assets, end of period ($000's)	$839		$876	$1,189	$482
Ratio of expenses before expense reductions (including interest expense and dividend expense for securities sold short)	2.88	%**	3.27%	3.48%	3.98	%**
Ratio of expenses after expense reductions (including interest expense and dividend expense for securities sold short)	2.57	%**	2.84%	3.36%	3.36	%**
Ratio of expenses after expense reductions (excluding interest expense and dividend expense for securities sold short)	2.00	%**	2.00%	2.00%	2.00	%**
Ratio of net investment income (loss)	0.57	%**	(1.33%)	(2.12%)	(0.67	%)**
Portfolio turnover rate	75	%*	228%	559%	346	%(e)

(a)	For the period from September 20, 2013 (commencement of operations of Class A shares) to March 31, 2014.

(b)	Based on average shares outstanding during the period.

(c)	Total return would have been lower had certain expenses not been reduced.

(d)

Total return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each year reported. The figures do not include any applicable sale charges, redemption fees or program fees; results would be lower if they were included.

(e)	Represents portfolio turnover rate for the Morgan Creek Tactical Allocation Fund for the period from August 16, 2013 through March 31, 2014.

*	Not annualized

**	Annualized

The above ratios and total return have been calculated for the Shareholders taken as a whole. An individual Shareholder’s ratios and total return may vary from these due to timing of capital share transactions.

See accompanying notes to financial statements.

9

Morgan Creek Tactical Allocation Fund

(A Series of Morgan Creek Series Trust)

Notes to Financial Statements
September 30, 2016 (Unaudited)

1. Organization

Morgan Creek Tactical Allocation Fund (the “Fund”), a series of Morgan Creek Series Trust (the “Trust”), was organized under the laws of the State of Delaware as a statutory trust on August 31, 2012. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The Fund has no fixed termination date and will continue unless the Fund is otherwise terminated under the terms of the Agreement and Declaration of Trust or unless and until required by law. Morgan Creek Capital Management, LLC (the “Advisor”), a North Carolina limited liability company, serves as the Fund’s investment advisor.

The Fund has Class A, Class C and Class I shares. Class A shares are offered to investors subject to an initial sales charge. Class C shares are offered to investors without an initial sales charge and are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class I shares are generally available only to qualified institutions, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than Class A and C shares. As of September 30, 2016, only Class I and Class A have started operations. Each class has exclusive voting rights with respect to matters that affect that class.

The Fund’s investment objective is to provide long-term total investment returns (capital gains plus income) through an actively-managed portfolio of global securities that exhibit a lower level of volatility than traditional equity markets. To achieve the Fund’s investment objective, the Advisor will incorporate a broad set of global strategies that allow for the tactical allocation of Fund assets across multiple markets, asset classes, geographies and sectors in response to changing market and economic conditions. The Fund anticipates that the weighting in international securities will exceed 40% of the portfolio assets under normal economic conditions (however, the Advisor may determine that conditions warrant a lower level of exposure). The Fund’s investments may be subject to various risk factors including market, credit, currency, concentration and geographic risk.

In the normal course of business, the Fund may pursue certain investment strategies, trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, leverage, short selling, and global tactical asset allocation strategies.

2. Significant Accounting Policies

The accompanying financial statements of the Fund are prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) and in accordance with Accounting Standards Codification (“ASC”) as set forth by the Financial Accounting Standards Board (“FASB”). The Fund maintains its financial records in U.S. dollars and follows the accrual basis of accounting. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Management has determined that the Fund meets the definition of an investment company and follows the accounting and reporting guidance in FASB ASC 946, Investment Companies.

Security Valuation

Investments normally are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) on each day the exchange is open for trading.

10

Morgan Creek Tactical Allocation Fund

(A Series of Morgan Creek Series Trust)

Notes to Financial Statements (continued)
September 30, 2016 (Unaudited)

U.S. GAAP requires the Fund to disclose the fair value of its investments in a three-level hierarchy (Levels 1, 2, and 3). Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Equity securities are valued based on market quotations, official closing prices or information furnished by a pricing source. Long positions for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Short positions for which no sales are reported are valued at the calculated mean between the most recent bid and ask quotations on the relevant market or, if a mean cannot be determined, at the most recent ask quotation. Equity securities are categorized as Level 1 securities.

Exchange-Traded Funds (“ETFs”) are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade and are categorized as Level 1. ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost, which approximates value, and are categorized as Level 1. Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Trustees and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors used in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities; the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities, if any (determined by each category of asset or liability as compared to a Fund’s total net assets separately identified in the table below).

11

Morgan Creek Tactical Allocation Fund

(A Series of Morgan Creek Series Trust)

Notes to Financial Statements (continued)
September 30, 2016 (Unaudited)

The three levels are defined as follows:

Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 – Other significant observable inputs including fair value of investments with the ability to redeem at NAV as of the measurement date, or during the first quarter following the measurement date; and

Level 3 – Other significant unobservable inputs including fair value of investments that do not have the ability to redeem at NAV as of the measurement date, or during the first quarter following the measurement date.

The following is a summary of the inputs used as of September 30, 2016 in valuing the investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks, at fair value (a)	$9,369,193	$—	$—	$9,369,193
Warrants, at fair value	1,603	—	—	1,603
Exchange-Traded Funds, at fair value	11,566,348	—	—	11,566,348
Government & Agency Obligations, at fair value	—	807,924	—	807,924
Short-Term Investments, at fair value	3,861,321	—	—	3,861,321
Total Investments	$24,798,465	$807,924	$—	$25,606,389

Liabilities	Level 1	Level 2	Level 3	Total
Common Stocks Sold Short, at fair value	$(1,422,644)	$—	$—	$(1,422,644)
Exchange-Traded Funds Sold Short, at fair value	(3,229,258)	—	—	(3,229,258)
Total Securities Sold Short	$(4,651,902)	$—	$—	$(4,651,902)

There have been no transfers between fair value measurement levels during the year ended March 31, 2016.

(a)	See Schedule of Investments for additional detailed categorizations.

Security Transactions and Investment Income

Investment transactions are accounted for on a trade date plus one basis for daily net asset valuation calculations. However, for financial reporting purposes, investment transactions are reported on a trade date basis. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date and net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on the specific identification cost basis.

Investment income, realized and unrealized gains and losses, and certain fund level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as services to shareholders, distribution and service fees, and certain other class specific expenses. Differences in class level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting, subject to class specific arrangements.

12

Morgan Creek Tactical Allocation Fund

(A Series of Morgan Creek Series Trust)

Notes to Financial Statements (continued)
September 30, 2016 (Unaudited)

Foreign Currency Translation

The books and records of the Fund are maintained in U.S. Dollars. The market values of foreign securities, currency holdings and related assets and liabilities are translated into U.S. Dollars at the close of regular trading on the NYSE. Income and expenses denominated in foreign currencies are translated into U.S. Dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Although the Fund’s investments are denominated in U.S. dollars, the Fund may invest in securities and hold cash balances at its brokers that are denominated in currencies other than its reporting currency. Consequently, the Fund is exposed to risks that the exchange rate of the U.S. dollars relative to other currencies may change in a manner that has an adverse effect on the reported value of that portion of the Fund’s assets which are denominated in currencies other than the U.S. dollars. The Fund may utilize options, futures and forward currency contracts to hedge against currency fluctuations, but there can be no assurance that such hedging transactions will be effective.

Short Sales

The Fund may engage in short sales, which are transactions in which the Fund sells securities borrowed from others with the expectation that the price of the security will fall before the Fund must purchase the security to return it to the lender. The Fund may make short sales of securities, either as a hedge against potential declines in value of a portfolio security or for investment purposes, which may result in realized appreciation or depreciation subject to the increase or decline in value of securities not owned by the Fund. The Fund will not make a short sale if, after giving effect to such sale, the market value of all securities sold short exceeds 30% of the value of its total assets. However, the Fund may make short sales “against the box” without being subject to this limitation. In this type of short sale, the Fund owns at least an equal amount of the securities sold short or other securities convertible into or exchangeable without further consideration for securities of the same issue as the securities sold short.

Upon entering into a short sale, the Fund is required to designate liquid assets it owns in the form of cash or securities as segregated assets at its custodian in an amount at least equal to its obligations to purchase the securities sold short (exclusive of short sale proceeds held with the broker-dealer). For financial statements purposes, segregated cash is reflected as an asset on the Statement of Assets and Liabilities, and the settlement amount for securities sold short is reflected as a corresponding liability. Deposits at broker for securities sold short primarily represents proceeds from securities sold, not yet purchased, net of excess cash, held at the prime broker as of September 30, 2016, which serves as collateral for securities sold, not yet purchased. Securities segregated as collateral are identified in the Schedule of Investments. The amount of the liability is marked-to-market to reflect the current value of the short position. The Fund may receive or pay the net of the broker’s fee on the borrowed securities and any income earned on the cash collateral deposited with the broker. The net amounts of income or fees are included as interest income, or dividend or interest expense on securities sold short, in the Statement of Operations.

13

Morgan Creek Tactical Allocation Fund

(A Series of Morgan Creek Series Trust)

Notes to Financial Statements (continued)
September 30, 2016 (Unaudited)

Short sales involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which the Fund previously sold the security short. Any loss will be increased by the amount of compensation, interest or dividends, and transaction costs the Fund must pay to a lender of the security. In addition, because the Fund’s loss on a short sale stems from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited. By contrast, the Fund’s loss on a long position arises from decreases in the value of the security held by the Fund and therefore is limited by the fact that a security’s value cannot drop below zero.

Class Allocations and Expenses

Investment income, unrealized and realized capital gains and losses, common expenses of the Fund, and certain Fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Federal Income Taxes

It is the Fund’s policy to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its Shareholders. Therefore, no provision for federal income taxes is required. The Fund files tax returns with the U.S. Internal Revenue Service.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will likely reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in foreign denominated investments, forward currency contracts, futures contracts, swap contracts and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

At March 31, 2016, the Fund had a net tax basis capital loss carryforward of approximately $7,024,668 of short term losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized.

In addition, from November 1, 2015 through March 31, 2016, the Fund elected to defer qualified late year ordinary losses and post October capital losses of approximately $620,049 and treat them as rising in the fiscal year ending March 31, 2017.

14

Morgan Creek Tactical Allocation Fund

(A Series of Morgan Creek Series Trust)

Notes to Financial Statements (continued)
September 30, 2016 (Unaudited)

In accordance with U.S. GAAP, management has analyzed the Fund’s tax positions for all open tax years, and has concluded that no provision for income tax is required in the Fund’s financial statements. During the period, the Fund did not incur any interest or penalties. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains

The Fund declares and pays dividends annually from net investment income. Net realized gains, if any, are distributed at least annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

3. Fund Fees and Expenses

At September 30, 2016, certain officers of the Trust were also employees of the Advisor. The Trust’s officers do not receive fees from the Trust for services in any capacity. The Trust compensates each trustee who is not an officer, director or employee of the Advisor for his or her services as a trustee of the Trust or as a member of the Board.

The Fund pays the Advisor a monthly management fee at a rate of 0.75% of the Fund’s average daily net assets. The Advisor has voluntarily reduced the management fee to 0.25% of the Fund’s average daily net assets through December 31, 2016.

The Fund has entered into an Expense Limitation Agreement in which the Advisor has agreed to reimburse certain operating expenses of the Fund in order to maintain certain expenses at or below 2.00% for Class A, 2.75% for Class C, and 1.75% for Class I (the “Expense Caps”), of the average net assets of each Class until July 31, 2017. Expenses covered by the Expense Caps include all of the Fund’s expenses other than interest, taxes, brokerage commissions, other investment-related costs, extraordinary expenses and dividend expenses on short sales, in excess of such limitation. Acquired fund fees and expenses are also excluded from this contractual limitation.

If in any month during which the Investment Management Agreement is in effect, the estimated annualized total operating expenses for the Fund is less than the Expense Caps, the Advisor shall be entitled to reimbursement by the Fund to the extent that the Fund’s annualized total operating expenses plus the amount so reimbursed does not exceed, for such month, the Expense Caps. The total amount of reimbursement to which the Advisor may be entitled (the “Reimbursement Amount”) shall equal the sum of all management fees previously waived or reduced by the Advisor and all other payments remitted by the Advisor to the Fund pursuant to Expense Limitation Agreement during the previous sixty months, less any reimbursement previously paid by the Fund to the Advisor. Notwithstanding the foregoing, the amount paid to the Advisor will in no event exceed the Reimbursement Amount.

Periods Ended	Reimbursement Amount
March 31, 2014	$121,344
March 31, 2015	$55,789
March 31, 2016	$134,409
September 30, 2016	$37,470

15

Morgan Creek Tactical Allocation Fund

(A Series of Morgan Creek Series Trust)

Notes to Financial Statements (continued)
September 30, 2016 (Unaudited)

State Street Bank and Trust Company (the “Administrator” or “State Street”) provides accounting and administrative services to the Fund under an administrative services agreement (the “Administration Agreement”). Pursuant to the Administration Agreement, State Street is paid a monthly administrative fee at an annualized rate of 0.21% of the Fund’s average daily net assets.

Gemini Fund Services, LLC (“GFS”) serves as transfer agent for the Fund pursuant to a Fund Services Agreement (the “Agreement”) with the Fund and subject to the supervision of the Board. GFS is primarily in the business of providing administrative, fund accounting and transfer agent services to retail and institutional mutual funds. Under the Agreement, GFS is responsible for administering and performing transfer agent functions, dividend distribution, shareholder administration, and maintaining necessary records in accordance with applicable rules and regulations. For such services rendered to the Fund under the Agreement, the Fund pays GFS a fee equal to the greater of (i) a minimum fee of $18,000 and (ii) $14 per open account and $2 per closed account. The Fund also pays GFS for any out-of-pocket expenses.

Distribution and Shareholder Service Plans

The Fund has adopted Distribution and Shareholder Services Plans (collectively, the “Plans”), pursuant to Rule 12b-1 under the 1940 Act, with respect to its Class A and Class C shares.

Under the Plans, the Fund may pay an aggregate amount on an annual basis not to exceed 0.25% and 1.00% of the value of the Fund’s average daily net assets attributable to the Class A and Class C shares, respectively, for services provided under the Plans.

For Class A shares, a 1.00% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (“NAV”) for $1 million or more that are subsequently redeemed within 12 months of purchase. Class C shares are subject to a CDSC 1.00% for redemptions within twelve months of investing.

4. Indemnifications

In the normal course of business, the Trust on behalf of the Fund enters into contracts that contain provisions that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience and knowledge of management, the Fund expects the risk of loss to be remote.

5. Purchases and Sales of Securities

For the six months ended September 30, 2016, purchases and sales of investment securities (excluding short-term investments) aggregated to $9,544,927 and $9,556,815, respectively. Purchases to cover securities sold short and securities sold short aggregated to $3,030,276 and $3,872,059, respectively.

16

Morgan Creek Tactical Allocation Fund

(A Series of Morgan Creek Series Trust)

Notes to Financial Statements (continued)
September 30, 2016 (Unaudited)

6. Share Transactions

The Agreement and Declaration of Trust permits the Fund to issue an unlimited number of shares of beneficial interest (0.0001 par value). Transactions in Fund shares were as follows:

	For the six months ended September 30, 2016
Class I:	Shares	Amount
Shares sold	8,611	$71,815
Shares reinvested	—	—
Shares repurchased	(567,218)	(4,585,531)
Net increase	(558,607)	$(4,513,716)

	For the six months ended September 30, 2016
Class A:	Shares	Amount
Shares sold	—	$—
Shares reinvested	—	—
Shares repurchased	(9,510)	(73,335)
Net increase	(9,510)	$(73,335)

7. Subsequent Events

Management has evaluated subsequent events through the date these financial statements were issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

17

Morgan Creek Tactical Allocation Fund

(A Series of Morgan Creek Series Trust)

Fund Expenses
September 30, 2016 (Unaudited)

As a shareholder of the Fund, you may incur two types of costs: (1) transactions costs, and (2) ongoing costs, including management fees, shareholder services fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in Dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

This section of the table for the class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

This section of the table for the class below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premium and redemption fees. Therefore, this section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expenses and Value of a $1,000 Investment

Class I	Annualized Net Expense Ratio(a)	Beginning Account Value	Ending Account Value	Net Expense Incurred(b)
1) Actual	2.32%	$1,000.00	$1,046.10	$11.90
2) Hypothetical	2.32%	$1,000.00	$1,013.40	$11.71

Class A	Annualized Net Expense Ratio(a)	Beginning Account Value	Ending Account Value	Net Expense Incurred(b)
1) Actual	2.57%	$1,000.00	$1,044.20	$13.17
2) Hypothetical	2.57%	$1,000.00	$1,012.20	$12.96

(a)	Includes interest and dividend expense on securities sold short of 0.57% for each class

(b)

Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied 183 (the number of days in the most recent six-month period), then divided by 365.

18

Morgan Creek Tactical Allocation Fund

(A Series of Morgan Creek Series Trust)

Board of Trustees (Unaudited)

Name(1) and Year of Birth	Position(s) held With Registrant	Term of Office(2) and Length of Time Served	Principal Occupation(s) During Past Five Years and Other Relevant Qualifications(3)	Number of Morgan Creek- Advised Funds Overseen by Trustee	Other Public Company Directorships Held by Trustee In the Past Five Years
Independent Trustees
William C. Blackman 1946	Trustee	Since 2012	Shareholder of Blackman & Sloop (accounting firm) from 2005 to June 2008.	2 Funds	None
Michael S. McDonald 1966	Trustee	Since 2012	Vice President of McDonald Automotive Group (automobile franchises) since 1989.	2 Funds	None
Sean S. Moghavem 1964	Trustee	Since 2012

President of Archway Holdings Corp. since prior to 2005 to present; President of URI Health and Beauty LLC since prior to 2005 to present; President of Archway Holdings-Wilmed LLC from April 2008 to present.

				2 Funds	None
Interested Trustees(4)
Mark W. Yusko 1963	Trustee, Chairman and President	Since 2012

Mr. Yusko has been Chief Investment Officer and Chief Executive Officer of Morgan Creek Capital Management, LLC since July, 2004. Previously, Mr. Yusko served as President and Chief Executive Officer for UNC Management Co., LLC from January 1998 through July 2004, where he was responsible for all areas of investment management for the UNC Endowment and Affiliated Foundation Funds.

				2 Funds	None
Josh Tilley 1977	Trustee, Managing Director	Since 2012

Mr. Tilley joined Morgan Creek Capital Management, LLC in July 2004 and serves as Managing Director. Previously Mr. Tilley served as an Associate for UNC Management Company, LLC from 2003-2004 where he was responsible for manager research and due diligence and overall portfolio strategy and tactical asset allocation decisions.

				2 Funds	None

The Fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call the Fund at 1-919-933-4004.

(1)	The address for each of the Fund’s Trustees is c/o Morgan Creek Capital Management, LLC, 301 West Barbee Chapel Road, Chapel Hill, NC 27517.

(2)	Trustees serve until their resignation, removal or death.

(3)	The information above includes each Trustee’s principal occupation during the last five years.

(4)	Mr. Yusko and Mr. Tilley are “interested persons,” as defined in the 1940 Act, of the Fund based on their position with Morgan Creek Capital Management, LLC and its affiliates.

19

Morgan Creek Tactical Allocation Fund

(A Series of Morgan Creek Series Trust)

Fund Management (Unaudited)

Name and Year of Birth	Position(s) held With Registrant	Length of Time Served	Principal Occupation(s) During Past Five Years
Officers
Mark B. Vannoy 1976	Treasurer	Since 2012

Mr. Vannoy joined Morgan Creek in January 2006 and serves as Director of Fund Administration. Prior to Morgan Creek, Mr. Vannoy worked at Nortel Networks, Ernst & Young, and KPMG both in the United States and Cayman Islands.

Taylor Thurman 1979	Chief Compliance Officer	Since 2012	Mr. Thurman joined Morgan Creek in February 2006 and serves as a Director.
David K. James 1970	Secretary	Since 2012	Managing Director and Managing Counsel, State Street Bank and Trust Company (2009 to present).

20

Morgan Creek Tactical Allocation Fund

(A Series of Morgan Creek Series Trust)

Other Information (Unaudited)

Proxy Voting Policies and Procedures and Proxy Voting Record

A copy of the Fund’s policies and procedures and proxy voting record with respect to the voting of proxies relating to the Fund during the most recent period ended June 30 is available without charge, upon request, by calling the Fund at 1-919-933-4004. This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Quarterly Schedule of Investments

The Fund also files a complete Schedule of Investments with the Securities and Exchange Commission for the Fund’s first and third fiscal quarters on Form N-Q. The Fund’s Form N-Q is available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling the Fund at 1-919-933-4004.

21

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a) Schedule of Investments is included as part of Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Company.

(a) Not applicable.

(b) Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Open-End Fund’s Board, where those changes were implemented after the Open-End Fund last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 C.F.R. 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 C.F.R. 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures, as of a date within 90 days of the filing date of this Form N-CSR.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Not applicable.

(a)(2)	The certifications required by Rule 30a-2 of the 1940 Act are attached hereto.

(a)(3)	Not applicable.

(b)	The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MORGAN CREEK SERIES TRUST

By:	/s/ Mark W, Yusko
Mark W. Yusko
Chairman, President and Trustee
Date:	November 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Mark W, Yusko
Mark W. Yusko
Chairman, President and Trustee
Date:	November 22, 2016

By:	/s/ Mark B. Vannoy
Mark B. Vannoy
Treasurer
Date:	November 22, 2016